SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 10 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar Medical Testing services through TPT MedTech and QuikLABs.

The following tables present summary information by segment for the three months ended September 30, 2023 and 2022, respectively:

2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLabs	Corporate and other	Total
Revenue	$800,617	79,063	—	43,571	$923,251
Cost of revenue	$(698,781)	(3,642)	—	(37,090)	$(739,513)
Net income (loss)	$(372,794)	(72,359)	(20)	(187,625)	$(257,548)
Depreciation and amortization	$—	—	—
Derivative gain (expense)	$—	—	—	(1,015,764)	$1,015,764
Gain (loss) on debt extinguishment	$—	—	—	133,850	133,850
Interest expense	$—	(2,592)	—	(410,143)	$(412,735)
Total assets	$23,968	89,486	3,816	1,241,550	$1,358,820

2022
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$1,357,611	692,486	(560)	2,720	$2,052,817
Cost of revenue	$(1,303,856)	(305,301)	—	(82,382)	$(1,691,539)
Net income (loss)	$(486,747)	82,809	(123,798)	(717,284)	$(1,245,019)
Deemed dividend related to modification of Series A Preferred Stock	$—	—	—	(39,866,742)	$(39,866,742)
Depreciation and amortization	$(133,391)	(1,705)	(14,931)	(164,483)	$(314,511)
Derivative gain	$—	—	—	102,903	$102,903
Gain on debt extinguishment	$—	—	—	397,008	$301,224
Interest expense	$(98,159)	(36,926)	—	(291,181)	$(426,265)
Total assets	$5,234,872	1,787,540	2,942	1,521,797	$8,547,151

The following tables present summary information by segment for the nine  months ended September 30, 2023 and 2022, respectively:

2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$2,717,230	243,592	—	47,044	$3,007,866
Cost of sales	$(1,640,456)	(82,281)	—	(60,606)	$(1,783,343)
Net income (loss)	$335,823	(334,081)	(1,625)	(3,093,725)	$(3,093,608)
Depreciation and amortization	$—	—	—	(2,454)	$(2,454)
Derivative gain	$—	—	—	367,881	$367,881
Gain on debt extinguishment	$—	—	—	466,380	$466,380
Interest expense	$(42,355)	(9,920)	—	(1,288,137)	$(1,340,412)
Total assets	$23,968	89,486	3,816	1,241,550	$1,358,820

2022
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$4,403,345	1,386,970	89,755	265,395	$6,145,465
Cost of sales	$(3,470,536)	(758,462)	—	(264,930)	$(4,493,929)
Net loss	$(909,938)	(24,354)	(213,720)	(10,204,935)	$(11,352,944)
Deemed dividend related to modification of Series A Preferred Stock	$—	—	—	(39,866,742)	$(39,866,742)
Depreciation and amortization	$(397,187)	(5,683)	(44,793)	(493,450)	$(956,045)
Derivative gain	$—	—	—	491,301	$491,301
Loss on debt extinguishment	$—	—	—	(1,970,030)	$(2,065,814)
Interest expense	$(476,840)	(42,466)	—	(4,186,243)	$(4,705,548)
Total assets	$5,234,872	1,787,540	9,585	1,521,797	$8,547,151

NOTE 12 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments for 2022 and 2021 are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar Medical Testing services through TPT MedTech and QuikLABs.

The following table presents summary information by segment for the twelve months ended December 31, 2022 and 2021, respectively:

2022
	TPT Speed Connect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$5,429,010	1,522,490	89,755	795,324	$7,836,579
Cost of revenue	$(4,620,270)	(895,890)	—	(710,536)	$(6,226,696)
Net income (loss)	$(5,614,104)	(1,282,145)	(260,720)	(14,592,951)	$(21,749,920)
Deemed dividend related to modification of Series A Preferred Stock	—	—	—	(39,866,742)	(39,866,742)
Total assets	$68,086	643,029	3,800	339,525	$1,054,440
Depreciation and amortization	$(530,579)	(6,820)	(44,793)	(658,004)	$(1,240,196)
Impairment/loss on debt extinguishment	$(4,283,263)	(1,042,636)	—	(4,205,469)	$(9,531,368)
Derivative gain (expense)	$—	—	—	(650,071)	$(650,071)
Interest expense	$(570,499)	(98,179)	—	(4,092,873)	$(4,761,551)

2021
	TPT Speed Connect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$7,579,002	1,545,721	504,595	400,261	$10,029,579
Cost of revenue	$(5,676,202)	(1,005,431)	(792,061)	(328,481)	$(7,802,175)
Net income (loss)	$(1,446,635)	491,513	(1,318,921)	(1,821,464)	$(4,095,507)
Total assets	$6,568,405	1,380,636	198,037	2,530,347	$10,677,425
Depreciation and amortization	$(621,774)	(111,336)	(40,170)	(637,023)	$(1,410,303)
Impairment/gain on debt extinguishment	$391,567	747,137	—	6,338,293	$7,476,997
Derivative gain (expense)	$—	—	—	(3,536,901)	$(3,536,901)
Interest expense	$(1,058,986)	(38,798)	—	(1,539,348)	$(2,637,132)